Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

10.    ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Accrued payroll and welfare	1,445	1,779	273
Tax payable	793	2,271	349
Interest payable	102	267	41
Users’ and distributors’ deposits	660	563	87
Purchase of fixed assets and spare parts	1,208	1,592	244
Traffic acquisition costs	1,968	2,482	381
Bandwidth costs	1,353	1,824	280
Content acquisition costs	3,360	5,866	902
Funds collected on behalf of service providers	1,606	529	81
Payable to merchants	469	330	51
Accrued other operating expenses	6,482	7,720	1,186
Others	2,184	2,300	354

	21,630	27,523	4,229